Interim Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Preferred participations certificates	Preferred shares		Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2024				$ 184	$ 69,505	$ (76,591)	$ (1,094)	$ (7,996)
Balance (in Shares) at Dec. 31, 2024				2,960,745
Shareholder transactions					249			249
Share-based compensation expense					466			466
Effect of translating financial statements from functional currency to presentation currency							(946)	(946)
Ordinary shares issued upon conversion of convertible loan				$ 14	4,387			4,401
Ordinary shares issued upon conversion of convertible loan (in Shares)				223,118
Net loss						(11,255)		(11,255)
Balance at Jun. 30, 2025				$ 198	74,607	(87,846)	(2,040)	(15,801)
Balance (in Shares) at Jun. 30, 2025				3,183,863
Balance at Dec. 31, 2025	$ 4		[1]	$ 291	93,691	(84,891)	(1,845)	7,250
Balance (in Shares) at Dec. 31, 2025	56,829	5,029		4,797,505
Issuance of common shares and pre-funded warrants in private placement offerings, net				$ 17	1,333			1,350
Issuance of common shares and pre-funded warrants in private placement offerings, net (in Shares)				272,726
Ordinary Shares issued upon conversion of Preferred Shares and PPCs	$ (1)		[1]	$ 4	(3)
Ordinary Shares issued upon conversion of Preferred Shares and PPCs (in Shares)	(9,945)	(662)		63,640
Shareholder transactions					27			27
Share-based compensation expense					284			284
Deemed dividend on preferred shares, PPCs and warrants					2,688	(2,688)
Exercise of pre-funded warrants				$ 16				16
Exercise of pre-funded warrants (in Shares)				250,000
Effect of translating financial statements from functional currency to presentation currency							14	14
Net loss						(2,900)		(2,900)
Balance at Jun. 30, 2026	$ 3		[1]	$ 328	$ 98,020	$ (90,479)	$ (1,831)	$ 6,041
Balance (in Shares) at Jun. 30, 2026	46,884	4,367		5,383,871

[1]	Less than $1 thousand.